Pay vs Performance Disclosure - USD ($)	1 Months Ended	4 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 27, 2023	Dec. 31, 2022	Sep. 15, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table summarizes the total compensation paid to our NEOs versus the performance of the Company for the fiscal years ended December 31, 2023, 2022, 2021, and 2020.
Year	Summary Compensation Table Total for Joseph Capper (1)	Summary Compensation Table Total for Todd Newton(2)	Summary Compensation Table Total for T. Wright(3)	Compensation Actually Paid to Joseph Capper	Compensation Actually Paid to K. Todd Newton	Compensation Actually Paid to T. Wright.	Average Summary Compensation Table Total for Non-PEO NEOs(4) (5)	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (Thousands)	Net Sales (Thousands)
									TSR	Comp Peer Group TSR
(a)	(b)	(b)	(b)	(c)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$20,828,461	$295,288	$—	$37,006,231	$487,288	$—	$1,811,433	$3,163,908	$115.70	$20.67	$58,228	$321,477
2022	$—	$1,172,121	$4,810,234	$—	$1,040,121	$(2,292,965)	$1,773,574	$796,402	$36.68	$33.14	$(30,197)	$267,841
2021	$—	$—	$4,817,299	$—	$—	$2,226,051	$1,798,504	$1,220,083	$79.68	$56.95	$(10,285)	$258,615
2020	$—	$—	$4,730,002	$—	$—	$6,303,611	$1,540,754	$1,966,280	$119.79	$76.37	$(49,284)	$248,234
1.	Differences between the Summary Compensation Table and Compensation Actually Paid reflect increases in fair value of share-based payment awards of $16,177,770 for the year ended December 31, 2023.
2.
Differences between the Summary Compensation Table and Compensation Actually Paid reflect increases (decreases) in fair value of share-based payment awards of $192,000 and ($132,000) for the years ended December 31, 2023 and 2022, respectively.

3.
Differences between the Summary Compensation Table and the Compensation Actually Paid reflect decreases due to forfeitures of share-based payment awards of $6,213,747 for the year ended December 31, 2022. They also reflect (decreases) increases of fair value of share-based payment awards of ($889,452), ($2,591,248), and $1,573,609 for the years ended December 31, 2022, 2021, and 2020, respectively.

4.
Mr. Wright served as our Chief Executive Officer from May 2019 until September 2022. Differences between the Summary Compensation Table and the Compensation Actually Paid reflect decreases due to forfeitures of share-based payment awards of $169,737 for the year ended December 31, 2023. They also reflect increases (decreases) in fair value of share-based payment awards of $1,522,212, ($977,172), ($578,422), and $425,526 for the years ended December 31, 2023, 2022, 2021, and 2020, respectively.

5.
The names of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Mr. Rice, Mr. Hulse, Ms. Whitlow, and Mr. Carlson; and (ii) for 2022, 2021 and 2020, Mr. Carlson, Mr. Hulse, Dr. Robert Stein (our former President, Regenerative Medicine), and Dr. Rohit Kashyap (our former President, Wound Care & Surgical).

Company Selected Measure Name					Net Sales
Named Executive Officers, Footnote
4.
Mr. Wright served as our Chief Executive Officer from May 2019 until September 2022. Differences between the Summary Compensation Table and the Compensation Actually Paid reflect decreases due to forfeitures of share-based payment awards of $169,737 for the year ended December 31, 2023. They also reflect increases (decreases) in fair value of share-based payment awards of $1,522,212, ($977,172), ($578,422), and $425,526 for the years ended December 31, 2023, 2022, 2021, and 2020, respectively.

5.
The names of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Mr. Rice, Mr. Hulse, Ms. Whitlow, and Mr. Carlson; and (ii) for 2022, 2021 and 2020, Mr. Carlson, Mr. Hulse, Dr. Robert Stein (our former President, Regenerative Medicine), and Dr. Rohit Kashyap (our former President, Wound Care & Surgical).

Adjustment To PEO Compensation, Footnote
1.	Differences between the Summary Compensation Table and Compensation Actually Paid reflect increases in fair value of share-based payment awards of $16,177,770 for the year ended December 31, 2023.
2.
Differences between the Summary Compensation Table and Compensation Actually Paid reflect increases (decreases) in fair value of share-based payment awards of $192,000 and ($132,000) for the years ended December 31, 2023 and 2022, respectively.

3.
Differences between the Summary Compensation Table and the Compensation Actually Paid reflect decreases due to forfeitures of share-based payment awards of $6,213,747 for the year ended December 31, 2022. They also reflect (decreases) increases of fair value of share-based payment awards of ($889,452), ($2,591,248), and $1,573,609 for the years ended December 31, 2022, 2021, and 2020, respectively.

Non-PEO NEO Average Total Compensation Amount					$ 1,811,433	$ 1,773,574	$ 1,798,504	$ 1,540,754
Non-PEO NEO Average Compensation Actually Paid Amount					$ 3,163,908	796,402	1,220,083	1,966,280
Adjustment to Non-PEO NEO Compensation Footnote
4.
Mr. Wright served as our Chief Executive Officer from May 2019 until September 2022. Differences between the Summary Compensation Table and the Compensation Actually Paid reflect decreases due to forfeitures of share-based payment awards of $169,737 for the year ended December 31, 2023. They also reflect increases (decreases) in fair value of share-based payment awards of $1,522,212, ($977,172), ($578,422), and $425,526 for the years ended December 31, 2023, 2022, 2021, and 2020, respectively.

Tabular List, Table
As a result of the accomplishments made during this period, our executive compensation increased in parallel. The Company also sets compensation goals and measures performance to determine compensation looking at TSR and three other primary measures:
Net Sales – Our net sales (the financial measure we believe has been most important to our compensation determinations for all our NEOs in 2023) increased from 2020 to 2022, but not at the target levels we had set for ourselves, and this was reflected in the lower executive compensation actually paid over that same three-year period. However, net sales grew substantially in 2023 as described above, and our executive compensation increased in parallel.
Adjusted EBITDA – Our Adjusted EBITDA declined from 2020 to 2022, which was expected due, in part, to the end of enforcement discretion as mentioned above, along with other expenses, including higher general and administrative expenses as well as costs associated with the clinical trial and related research and development that we stopped pursing in 2023. However, Adjusted EBITDA grew substantially in 2023 as described above, and our executive compensation increased in parallel.
R&D Goals – The Company also set several R&D goals for the business in order to continue to bring new products to the market. In late-2022, we were able to successfully launch two such products for our Wound & Surgical business, in 2023 we launched an additional product, and we continue to invest in R&D activities with the aim of continuing to innovate, resulting in the launches of additional products in future periods.
Our net income and loss variations from 2020 to 2022 were more reflections of the end of FDA enforcement discretion and other factors, and therefore had less impact on our executive compensation actually paid. However, net income grew in 2023 as described above, and our executive compensation increased in parallel.

Total Shareholder Return Amount					$ 115.7	36.68	79.68	119.79
Peer Group Total Shareholder Return Amount					20.67	33.14	56.95	76.37
Net Income (Loss)					$ 58,228,000	$ (30,197,000)	$ (10,285,000)	$ (49,284,000)
Company Selected Measure Amount					321,477,000	267,841,000	258,615,000	248,234,000
PEO Name	Todd Newton	Todd Newton	Mr. Wright	Joseph Capper			Mr. Wright	Mr. Wright
Additional 402(v) Disclosure
The table above shows the relationships between the executive compensation actually paid to the PEOs and our other non-PEO NEOs and our TSR, in general declining as the TSR declined and increasing as the TSR increased, with exceptions largely reflecting one-time sign-on grants of equity awards and lump sum severance payments, among other items. In line with our Compensation Peer Group TSR, our TSR declined from 2020 to 2022, reflecting the market’s reaction to the end of FDA enforcement discretion in May 2021, resulting in our inability to sell certain of our products in the United States, and our unsuccessful Phase 2b KOA clinical trial, as well as poor market conditions for our peers generally. However, in 2023, the Company’s TSR increased substantially, as the Company made a number of changes that strengthened and focused the business, beginning in the latter part of 2022 and continuing through 2023. These changes included:
•	the appointment of several members of senior management, including a new CEO, CFO and COO;
•	the strategic realignment of the business, resulting in the disbanding of our Regenerative Medicine business and the suspension of all activities related to our KOA program;
•	strong commercial execution across all of our sites-of-service, with contributions across our Wound & Surgical product lines; and
•
a focus on improving the financial profile of the business, with a particular focus on reducing general & administrative expenses and making additional changes that would enhance the profitability and free cash flow of the Company.

Measure:: 1
Pay vs Performance Disclosure
Name					Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name					Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name					R&D Goals
Joseph Capper [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 20,828,461	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount					37,006,231	0	0	0
Todd Newton [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					295,288	1,172,121	0	0
PEO Actually Paid Compensation Amount					487,288	1,040,121	0	0
Tim Wright [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					0	4,810,234	4,817,299	4,730,002
PEO Actually Paid Compensation Amount					0	(2,292,965)	2,226,051	6,303,611
PEO | Joseph Capper [Member] | Fair Value of Share-Based Payment Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					16,177,770
PEO | Todd Newton [Member] | Fair Value of Share-Based Payment Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					192,000	(132,000)
PEO | Tim Wright [Member] | Fair Value of Share-Based Payment Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(889,452)	(2,591,248)	1,573,609
PEO | Tim Wright [Member] | Forfeitures of Share-Based Payment Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(6,213,747)
Non-PEO NEO | Fair Value of Share-Based Payment Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,522,212	$ (977,172)	$ (578,422)	$ 425,526
Non-PEO NEO | Forfeitures of Share-Based Payment Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (169,737)